UAM FUNDS

                      Institutional Class Shares

                   BHM&S Total Return Bond Portfolio
          Chicago Asset Management Value/Contrarian Portfolio
         Chicago Asset Management Intermediate Bond Portfolio
                        FPA Crescent Portfolio
                        Hanson Equity Portfolio
                     IRC Enhanced Index Portfolio
                   MJI International Equity Portfolio
                      Newbold's Equity Portfolio

                    Supplement to the Prospectuses

The  information  under  the heading "BUYING,  SELLING  AND
EXCHANGING SHARES - HOW TO BUY SHARES BY MAIL" is amended as follows:

     If you have not invested in this Portfolio before, you will have to fill out an Application, which can be obtained by calling the Fund at 1-800-638-7983. Once you have filled out the information, please sign and mail the Application, along with a check payable to UAM Funds, to:

                               UAM Funds
                       UAM Funds Service Center
                c/o Chase Global Funds Services Company
                             P.O. Box 2798
                         Boston, MA  02208-2798

(Note:   The carbon copy (manually signed) of the Application  will no longer be required to be delivered to UAM Fund Distributors, Inc.
All references to such carbon copies should be ignored. Applications should only be submitted to the UAM Funds Service Center at the address noted above.)

November 21, 1996

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                              UAM FUNDS

                 Institutional Service Class Shares

                   BHM&S Total Return Bond Portfolio
                       FPA Crescent Portfolio
                  MJI International Equity Portfolio
                     Newbold's Equity Portfolio
                      TJ Core Equity Portfolio

                    Supplement to the Prospectuses

The  information  under  the heading "BUYING,  SELLING  AND
EXCHANGING SHARES - HOW TO BUY SHARES BY MAIL" is amended as follows:

     An account may be opened with the assistance of your Service Agent by completing and signing an Application, and forwarding it, together with a check payable to UAM Funds, to:

                              UAM Funds
                       UAM Funds Service Center
               c/o Chase Global Funds Services Company
                            P.O. Box 2798
                       Boston, MA  02208-2798

(Note:   The carbon copy (manually signed) of the Application  will no longer be required to be delivered to UAM Fund Distributors, Inc.
All references to such carbon copies should be ignored. Applications should only be submitted to the UAM Funds Service Center at the address noted above.)

November 21, 1996